Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Belgium (0.9%)
	UCB SA	51,905	4,262
Brazil (0.5%)
*	Banco Bradesco SA ADR	830,250	2,316
Canada (2.8%)
	Canadian Natural Resources Ltd.	129,223	7,939
	Royal Bank of Canada	56,721	5,805
			13,744
China (3.3%)
*	Trip.com Group Ltd.	155,451	5,718
	Ping An Insurance Group Co. of China Ltd. Class H	397,949	3,091
*,1	China Tourism Group Duty Free Corp. Ltd. Class H	89,300	2,736
	Haier Smart Home Co. Ltd. Class H	655,196	2,417
[1]	CSC Financial Co. Ltd. Class H	2,133,124	2,212
			16,174
Denmark (0.6%)
*	Genmab A/S	7,484	2,933
France (4.1%)
	Airbus SE	79,472	9,963
	Engie SA	287,859	4,088
	Capgemini SE	19,059	3,617
	Nexity SA	78,300	2,365
			20,033
Germany (0.6%)
	United Internet AG (Registered)	133,617	3,102
Hong Kong (3.5%)
*	Sands China Ltd.	1,739,575	6,524
	Techtronic Industries Co. Ltd.	472,000	6,085
	CK Asset Holdings Ltd.	532,310	3,403
[1]	WH Group Ltd.	1,866,500	1,149
			17,161
India (0.8%)
	Genpact Ltd.	85,270	4,032
Ireland (3.5%)
	Bank of Ireland Group plc	625,650	6,696
	CRH plc	124,691	5,821
*	Ryanair Holdings plc ADR	50,065	4,532
			17,049

		Shares	Market Value ($000)
Italy (0.9%)
	Banca Generali SpA	118,279	4,363
Japan (8.8%)
	T&D Holdings Inc.	477,266	7,639
	Chugai Pharmaceutical Co. Ltd.	195,476	5,068
	SoftBank Corp.	412,299	4,718
	Dai-ichi Life Holdings Inc.	195,700	4,592
	Nabtesco Corp.	152,687	4,471
	Asahi Group Holdings Ltd.	113,992	3,764
	MatsukiyoCocokara & Co.	73,452	3,664
	Makita Corp.	108,459	2,889
	TOTO Ltd.	65,900	2,561
	Z Holdings Corp.	757,570	2,204
	SUMCO Corp.	80,469	1,192
			42,762
Netherlands (1.7%)
	Aegon NV	966,485	5,331
	ING Groep NV	209,098	3,028
			8,359
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
South Korea (2.5%)
	Samsung Electronics Co. Ltd. GDR	4,813	5,399
	LG Chem Ltd.	7,693	4,342
*	Kangwon Land Inc.	125,452	2,404
			12,145
Spain (3.1%)
	Iberdrola SA	688,124	8,073
[1]	Cellnex Telecom SA	95,467	3,741
	Almirall SA	342,024	3,446
*	Iberdrola SA	10,344	121
			15,381
Sweden (1.2%)
	Sandvik AB	286,177	5,915
Switzerland (0.9%)
	Novartis AG ADR	46,238	4,190
United Kingdom (8.2%)
	Unilever plc	157,437	8,013
*	Haleon plc	1,621,614	6,499
	Rio Tinto plc	80,033	6,267
	B&M European Value Retail SA	857,676	4,743
	AstraZeneca plc	32,280	4,229
	Mondi plc	207,005	3,904
	Standard Chartered plc	420,657	3,533
	Rentokil Initial plc	440,148	2,669
			39,857
United States (50.6%)
	Schlumberger Ltd.	158,906	9,054
	QUALCOMM Inc.	65,676	8,749
*	Alphabet Inc. Class A	87,156	8,614
*	Meta Platforms Inc. Class A	56,410	8,403
	Halliburton Co.	198,958	8,201
	Pfizer Inc.	165,906	7,326
	NXP Semiconductors NV	37,104	6,839

		Shares	Market Value ($000)
	Micron Technology Inc.	107,642	6,491
	Reliance Steel & Aluminum Co.	28,368	6,452
	Microsoft Corp.	25,950	6,431
	Allstate Corp.	49,703	6,385
	Chubb Ltd.	26,529	6,035
	Westinghouse Air Brake Technologies Corp.	57,404	5,959
	American International Group Inc.	93,873	5,935
	MetLife Inc.	80,615	5,886
*	F5 Inc.	39,260	5,797
*	Centene Corp.	75,663	5,769
	Knight-Swift Transportation Holdings Inc. Class A	96,360	5,695
*	Seagen Inc.	38,943	5,432
*	GoDaddy Inc. Class A	62,829	5,160
*	Salesforce Inc.	30,355	5,099
	Equinix Inc.	6,804	5,022
	Fidelity National Information Services Inc.	65,493	4,915
	Exelon Corp.	116,372	4,910
*	Dollar Tree Inc.	32,291	4,849
	Americold Realty Trust Inc.	148,186	4,655
	Charles Schwab Corp.	59,141	4,579
	FMC Corp.	33,952	4,520
	PPG Industries Inc.	34,124	4,448
*	Match Group Inc.	80,430	4,353
	AES Corp.	158,139	4,335
	Apollo Global Management Inc.	58,967	4,174
*	Avantor Inc.	167,847	4,012
	Keurig Dr Pepper Inc.	109,807	3,874
	Teleflex Inc.	15,854	3,859
*	T-Mobile US Inc.	25,780	3,849
	Leidos Holdings Inc.	38,869	3,842
*	FleetCor Technologies Inc.	18,320	3,825
	Lennar Corp. Class A	35,187	3,603
*	Airbnb Inc. Class A	32,083	3,565
	Globe Life Inc.	28,686	3,467
	DENTSPLY SIRONA Inc.	93,319	3,437
	Philip Morris International Inc.	32,831	3,422
*	CarMax Inc.	46,559	3,280
*	Charter Communications Inc. Class A	7,974	3,064
	Cable One Inc.	3,648	2,881
	Extra Space Storage Inc.	14,288	2,255
	Raymond James Financial Inc.	18,606	2,098
	M&T Bank Corp.	12,610	1,967
			246,772
Total Common Stocks (Cost $441,436)			480,550

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[3]	Vanguard Market Liquidity Fund (Cost $9,376)	4.437%	93,782	9,377
Total Investments (100.4%) (Cost $450,812)				489,927
Other Assets and Liabilities—Net (-0.4%)				(2,162)
Net Assets (100%)				487,765
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $9,838,000, representing 2.0% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	262,832	—	—	262,832
Common Stocks—Other	12,754	204,964	—	217,718
Temporary Cash Investments	9,377	—	—	9,377
Total	284,963	204,964	—	489,927